EQUITY	12 Months Ended
Dec. 31, 2020
Disclosure of Share Capital Reserves and Other Equity Interests [Abstract]
EQUITY	EQUITY
Share capital
    At December 31, 2020 the fully paid up share capital of the Company was €2,573 thousand, consisting of 193,923,499 common shares and 63,349,112 special voting shares, all with a nominal value of €0.01 (€2,573 thousand at December 31, 2019 consisting of 193,923,499 common shares and 63,349,111 special voting shares, all with a nominal value of €0.01). At December 31, 2020, the Company had 9,175,609 common shares and 2,190 special voting shares held in treasury, while at December 31, 2019, the Company had 8,640,176 common shares and 2,190 special voting shares held in treasury. The increase in common shares held in treasury primarily reflects the repurchase of shares by the Company through its share repurchase program, partially offset by shares assigned under equity incentive plans. On March 30, 2020 the Company elected to temporarily suspend its share repurchase program.
    The following table summarizes the changes in the number of outstanding common shares and outstanding special voting shares of the Company for the year ended December 31, 2020:

	Common Shares	Special Voting Shares	Total
Outstanding shares at December 31, 2018	187,920,656	56,492,874	244,413,530
Common shares repurchased under share repurchase program(1)	(2,907,702)	—	(2,907,702)
Common shares assigned under equity incentive plans(2)	270,369	—	270,369
Other changes(3)	—	6,854,047	6,854,047
Outstanding shares at December 31, 2019	185,283,323	63,346,921	248,630,244
Common shares repurchased under share repurchase program(4)	(819,483)	—	(819,483)
Common shares assigned under equity incentive plans(5)	284,050	—	284,050
Other changes	—	1	1
Outstanding shares at December 31, 2020	184,747,890	63,346,922	248,094,812
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(1)Includes shares repurchased between January 1, 2019 and December 31, 2019 based on the transaction trade date, for a total consideration of €386,094 thousand, including transaction costs.
(2)During 2019, approximately 230 thousand performance share units and 40 thousand retention restricted share units vested under the Equity Incentive     Plan 2016-2020 as a result of certain performance or retention requirements being achieved. As a result, a corresponding number of common shares, which were previously held in treasury, were assigned to participants of the plan. See Note 21 “Share-Based Compensation” for additional details.
(3)Relates to the issuance, allocation and deregistration of certain special voting shares under the Company’s special voting shares terms and conditions.
(4)Includes shares repurchased between January 1, 2020 and December 31, 2020 based on the transaction trade date, for a total consideration of €119,771 thousand, including transaction costs.
(5)    On March 16, 2020, 366,199 common shares, which were previously held in treasury, were assigned to participants of the equity incentive plans as a result of the vesting of certain performance share unit and retention restricted share unit awards. On March 17, 2020, the Company purchased 82,149 common shares, for a total consideration of €10,022 thousand, from a group of those employees who were assigned shares in order to cover the individual’s taxable income as is standard practice (“Sell to Cover”) in an over-the-counter transaction. See Note 21 “Share-Based Compensation” for additional details relating to the Group’s equity incentive plans.
The loyalty voting structure
The purpose of the loyalty voting structure is to reward ownership of the Company’s common shares and to promote stability of the Company’s shareholder base by granting long-term shareholders of the Company with special voting shares. Following the separation of Ferrari from the FCA Group (renamed Stellantis in January 2021 following the merger of Peugeot S.A. with and into FCA N.V.) in 2016, Exor N.V. (“Exor”) and Piero Ferrari participate in the Company’s loyalty voting program and, therefore, effectively hold two votes for each of the common shares they hold. Investors who purchase common shares may elect to participate in the loyalty voting program by registering their common shares in the loyalty share register and holding them for three years. The loyalty voting program will be affected by means of the issue of special voting shares to eligible holders of common shares. Each special voting share entitles the holder to exercise one vote at the Company’s shareholder meetings. Only a minimal dividend accrues to the special voting shares allocated to a separate special dividend reserve, and the special voting shares do not carry any entitlement to any other reserve of the Group. The special voting shares have only immaterial economic entitlements and, as a result, do not impact the Company’s earnings per share calculation.
Retained earnings and other reserves
    Retained earnings and other reserves includes:
•a share premium reserve of €5,768,544 thousand at December 31, 2020 (€5,768,544 thousand at December 31, 2019).
•a legal reserve of €19 thousand at December 31, 2020 and €65 thousand at December 31, 2019, determined in accordance with Dutch law.
•a treasury reserve of €616,629 thousand at December 31, 2020 and €486,892 thousand at December 31, 2019.
•a share-based compensation reserve of €43,482 thousand at December 31, 2020 and €46,539 thousand at December 31, 2019.
Following approval of the annual accounts by the shareholders at the Annual General Meeting of the Shareholders on April 16, 2020, a dividend distribution of €1.13 per common share was approved, corresponding to a total distribution of €208,765 thousand (of which €208,100 thousand was paid in 2020). The distribution was made from the retained earnings reserve.
Following approval of the annual accounts by the shareholders at the Annual General Meeting of the Shareholders on April 12, 2019, a dividend distribution of €1.03 per common share was approved, corresponding to a total distribution of €193,328 thousand (of which €192,664 thousand was paid in 2019). The distribution was made from the retained earnings reserve.
Following approval of the annual accounts by the shareholders at the Annual General Meeting of the Shareholders on April 13, 2018, a dividend distribution of €0.71 per common share was approved, corresponding to a total distribution of €133,939 thousand (of which €133,095 thousand was paid in 2018). The distribution was made from the retained earnings reserve.
    Other comprehensive income/(loss)
    The following table presents other comprehensive income/(loss):

	For the years ended December 31,
	2020	2019	2018
	(€ thousand)
Items that will not be reclassified to the consolidated income statement in subsequent periods:
Gains/(Losses) on remeasurement of defined benefit plans (1)	34	(2,078)	385
Total items that will not be reclassified to the consolidated income statement in subsequent periods	34	(2,078)	385
Items that may be reclassified to the consolidated income statement in subsequent periods:
Gains/(Losses) on cash flow hedging instruments arising during the period	59,666	(24,327)	(9,257)
(Gains)/Losses on cash flow hedging instruments reclassified to the consolidated income statement	(19,557)	22,055	(3,777)
Gains/(Losses) on cash flow hedging instruments	40,109	(2,272)	(13,034)
Exchange differences on translating foreign operations	(11,731)	2,652	5,986
Total items that may be reclassified to the consolidated income statement in subsequent periods	28,378	380	(7,048)
Total other comprehensive income/(loss)	28,412	(1,698)	(6,663)
Related tax impact	(11,290)	1,066	3,520
Total other comprehensive income/(loss), net of tax	17,122	(632)	(3,143)
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(1)For the year ended December 31, 2020 includes a gain of €4 thousand (a loss of €3 thousand for the year ended December 31, 2019) related to the Group’s proportionate share of the remeasurement of defined benefit plans of FFS GmbH, for which the Group holds a 49.9 percent interest.

    Gains and losses on the remeasurement of defined benefit plans include actuarial gains and losses arising during the period and are offset against the related net defined benefit liabilities.
    The tax effects relating to other comprehensive income/(loss) are summarized in the following table:

	For the years ended December 31,
	2020			2019			2018
	Pre-tax balance	Related tax impact	Net balance	Pre-tax balance	Related tax impact	Net balance	Pre-tax balance	Related tax impact	Net balance
	(€ thousand)
Gains/(Losses) on remeasurement of defined benefit plans	34	1	35	(2,078)	456	(1,622)	385	(88)	297
Gains/(Losses) on cash flow hedging instruments	40,109	(11,291)	28,818	(2,272)	610	(1,662)	(13,034)	3,608	(9,426)
Exchange (losses)/gains on translating foreign operations	(11,731)	—	(11,731)	2,652	—	2,652	5,986	—	5,986
Total other comprehensive (loss)/income	28,412	(11,290)	17,122	(1,698)	1,066	(632)	(6,663)	3,520	(3,143)
Transactions with non-controlling interests
    With the exception of dividends paid to non-controlling interests, there were no transactions with non-controlling interests for the years ended December 31, 2020, 2019 or 2018.
    Policies and processes for managing capital
    The Group’s objectives when managing capital are to create value for shareholders as a whole, safeguard business continuity and support the sustainable growth of the Group. As a result, the Group endeavors to maintain a satisfactory economic return for its shareholders and guarantee economic access to external sources of funds.